Stock Compensation Plans- Additional Information (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Award vesting terms	Vesting terms ranging from three to five years which primarily includes 1) options that vest in one-fifth increments beginning on the grant date and continuing on each of the first four anniversaries of the grant date and 2) options that cliff-vest on the fifth anniversary of the grant date.
Accrued expenses, liability	$ 15,301	$ 13,283
Period of graded vesting for option valuation	4 years
Period of cliff vesting for option valuation	5 years
Expected dividend yield	5.00%	2.00%	0.00%
Total unrecognized compensation cost related to nonvested awards	$ 9,253
Weighted average number of years over which compensation cost related to nonvested awards is expected to be recognized	1 year 1 month 10 days
Shares available for future stock option and restricted share grants to employees and directors under existing plans	2,439,489
Aggregate intrinsic value of options outstanding	$ 43,325
Aggregate intrinsic value of options exercisable	30,258
Total intrinsic value of options exercised	$ 28,549
Restricted Stock [Member]
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Expiration date of options granted under equity incentive plan	10 years
2009 Employee Stock Purchase Plan [Member]
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Shares available for future stock option and restricted share grants to employees and directors under existing plans	279,589	307,448
Additional shares reserved under 2009 ESPP	80,933
Common Class A [Member]
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Expected Volatility	90.00%
Volatility rate on publicly traded options	10.00%
Common Class A [Member] | 1996 Equity Incentive Plan [Member]
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
New employee stock purchase plan, which reserved additional shares of common stock	15,500,000
Common Class A [Member] | 2009 Employee Stock Purchase Plan [Member]
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
New employee stock purchase plan, which reserved additional shares of common stock	588,154
Employee stock purchase plan, which available for issuance of common stock	88,154
Additional shares reserved under 2009 ESPP	80,933
Performance Based Compensation [Member]
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Compensation expense related to performance based compensation agreements	$ 15,301
Minimum [Member]
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Award vesting period	3 years
Range of awards of target number of share	0.00%
Maximum [Member]
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Award vesting period	5 years
Range of awards of target number of share	100.00%